GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Optibase Ltd. ("the Company") was incorporated and commenced operations in 1990.

During 2009 the Company had entered into the fixed-income real estate sector after an acquisition of a commercial building in Switzerland.

Until the sale of its video solutions business to VITEC Multimedia ("Vitec") in July 2010 (See 1c below), the Company and its U.S subsidiary, Optibase Inc, provided equipment for a wide range of professional video applications in the Broadband IPTV, Broadcast, Government, Enterprise and Post-production markets . (collectively: the Video Activity). Following the sale of the Video Activity, the Company's only operation is the fixed-income real-estate.

As of December 31, 2012, the Company manages its activity through three active subsidiaries: Optibase Real Estate Europe SARL ("Optibase SARL") in Luxembourg which was incorporated in October 2009, Optibase Inc. in the United States which was incorporated in 1991 ("Optibase Inc") and OPCTN SA in Geneva a Luxembourg company owned 51% by the Company which was incorporated in February 2011 ("Subsidiaries"), (collectively: "the Group").

In addition, during 2012, the Company has acquired beneficial interests in a commercial office building and in a shopping centers portfolio in the U.S.

b.	Acquisitions and investments in associates:

1.	Marquis Residence in Miami, Florida

On December 30, 2010, the Company's wholly-owned subsidiary, Optibase Inc, acquired 21 condominium units in the Marquis Residence in Miami, Florida for consideration of approximately $ 8,632 in cash. The acquisition of the units was accounted for as acquisition of an asset. The Company is renting part of the units and in principle holds the units for investment purposes and will consider selling the units in accordance with its business considerations and market conditions. As of December 31, 2012, out of the 21 units 19 units have been rented.

2.	Centre des Technologies Nouvelles in Geneva, Switzerland

On March 2, 2011 the Company acquired through a newly established subsidiary an office building complex in Geneva, Switzerland known as Centre des Technologies Nouvelles (CTN) (the "Property"). The acquisition was undertaken by OPCTN S.A., a Luxembourg company owned 51% by Optibase and 49% by The Phoenix Insurance Company Ltd and The Phoenix Comprehensive Pension (collectively, "The Phoenix"). OPCTN S.A. undertook the transaction by acquiring all of the ownership interest in the Property owner Eldista GmbH, a Swiss Company ("Eldista").

CTN is a six-building complex located in the Plan-Les-Ouates business park in the outskirts of Geneva. The complex includes approximately 35,000 square meters (approximately 377,000 square feet) of primarily space and is a center for advanced industries including biotech electronic and information technology industries.

The total purchase price for the Eldista shares was CHF 37,720 (representing $ 40,559 - as of the purchase date), subject to a post-closing price adjustment to reflect Eldista's assets and liabilities as of the closing date.

On the date of the agreement, the Company paid to Apollo CTN S.A.R.L (the "Seller"), CHF 37,420 and additional CHF 300 as post-closing price adjustment (approximately $ 40,234 and $ 319, respectively as of the purchase date).

The acquisition of the property through the acquisition of Eldista was accounted for by the Company as a business combination in accordance with ASC 805 "Business Combination". The acquired activities and assets of Eldista constitute a business as they consist of inputs and processes applied to those inputs that have the ability to create outputs.

The results of operations of the acquired property are included in the Company's financial statements from the date the acquisition has been completed.

The total purchase price was allocated as follows:

USD

Cash paid for Eldista shares	$40,559

Assets and liabilities acquired:

Land	23,654
Building	137,797
Swap instrument	(392)
Mortgage loan	(92,705)
Rent settlements with tenants	(1,759)
Lease provision	(7,311)
In-place leases, net	1,124
Deferred tax liabilities	(15,282)
Other current net assets	(155)
Gain from a bargain purchase	(4,412)

Total purchase price	40,559

Less:
Purchase price paid by non-controlling interests	(19,875)

Net purchase price	$20,684

The bargain purchase gain was recorded since the total acquisition date fair value of the identifiable net assets acquired exceeded the total purchase price.

Accordingly, the Company recorded the bargain purchase gain as other income in the amount of $ 4,412 in the consolidated statement of operations for the year ended December 31, 2011.

3.	Two Penn Center Plaza in Philadelphia, Pennsylvania :

On August 16, 2012, and following the approval by the Company's audit committee and board of directors, the Company's shareholders approved its entrance into a limited partnership that will be formed to acquire beneficial interests in the owner of a commercial office building in Philadelphia known as Two Penn Center Plaza where the general partner and certain limited partners of the limited partnership are affiliated with Mr. Shlomo (Tom) Wyler, the Company's president and member of board of directors, who then considered the controlling shareholder of the Company.

On October 12, 2012, the Company through its subsidiary Optibase Inc., became a limited partner of 2 Penn Philadelphia LP, a Pennsylvania limited partnership (the "Partnership"), which acquired a beneficial interest in the owner of a Class A twenty story commercial office building in Philadelphia known as Two Penn Center Plaza. At the closing of the acquisition of Two Penn Center Plaza, Optibase Inc., made a capital contribution of $4,025 (to the Partnership in consideration for 19.66% beneficial interest in Two Penn Center Plaza. Two Penn Center Plaza has approximately 500,000 rentable square feet and is located in the Center City neighborhood of Philadelphia opposite City Hall and Love Park.

The Company accounted for the investment using the equity method of accounting and accordingly recorded during 2012 an equity loss in an associate in the amount of $ 32.

4.	Texas Shopping Centers Portfolio:

On December 31, 2012, the Company through its subsidiary Optibase Inc. acquired approximately 4% beneficial interest in a portfolio of shopping centers located in Texas.

The shopping centers portfolio includes more than two million square feet of leasable area and is located in Houston, Dallas, and San Antonio areas of Texas. The purchase price for the transaction was approximately $ 4,000. The transaction was based on a portfolio valuation of approximately $ 342,000 including existing nonrecourse mortgage financing in the principal amount of approximately $ 252,000. The primary mortgage loan has a fixed interest rate of 5.73% and matures in April 2016.

Optibase Inc., undertook this investment by making a $1,000 capital contribution as an approximately 16.5% limited partner in Global Texas, LP a Florida limited partnership that is a limited partner in Global Texas Portfolio, LP, a Delaware limited partnership.  Global Texas Portfolio, LP acquired 49% of the beneficial interests in the shopping center portfolio.

In connection with the transaction, Optibase Inc., became an owner of approximately 16.5% of the partnership interests in Global Texas Lender, LP a Florida limited partnership and made a $3,000 capital contribution to Global Texas Lender, LP.  Global Texas Lender, LP provided a loan to Global Texas Portfolio, LP, bearing interest at 11% per annum, to finance a portion of the purchase price paid by Global Texas Portfolio, LP to acquire its 49% beneficial interest in the shopping center portfolio.

c.	Sale of the Video Activity (Discontinued operations):

On March 16, 2010, the Company and its subsidiary, Optibase Inc., entered into an asset purchase agreement (the "Agreement") with Optibase Technologies Ltd. and Stradis Inc., wholly owned subsidiaries of  S.A. Vitec (also known as Vitec Multimedia) (S.A. Vitec, Optibase Technologies Ltd. and Stradis Inc., collectively "Vitec") pursuant to which the Company sold to Vitec all of the assets and liabilities related to the Company's Video Solutions Business (the "Video Activity") for an aggregate consideration of $ 8,000, subject to certain price adjustments and an earn-out mechanism pursuant to which 45% of Vitec's revenues deriving from the Video Activity exceeding $ 14,000 in the year following the closing of the transaction, will be paid to the Company. Closing of the transaction occurred on July 1, 2010. In the year following the closing, the Company did not achieve the earn-out target and no additional consideration was received by the Company.

Under the Agreement, the Company and Vitec agreed on a price adjustment mechanism to the initial consideration, upon which, Vitec shall add or subtract to the consideration an amount equal to accounts receivable, net plus other receivables and prepaid expenses minus accounts payable and other payables, all as of the Closing date (the "Adjustment Amount"), whereby the Adjustment Amount as calculated by the Company would be deposited by Vitec in escrow within five days from the closing date, to be released over a period of 12 months as Vitec collects amounts owed to the Company from customers.

Vitec has refrained from depositing any amount in escrow. This led to a dispute between the parties. For further details see Note 9e.1.

The Company recorded in 2010 a capital gain of approximately $ 6,300 resulting from this Sale of the Video Activity.

The results of operations of the Video Activity for the years ended December 31, 2010, 2011 and 2012, which were reported separately and retroactively as discontinued operations in the consolidated statements of operations are summarized as follows:

	Year ended December 31,
	2012	2011	2010

Revenues	$-	$-	$4,457

Operating income	$-	$-	$2,874

Costs and expenses	$-	$51	$3,779

Other Income	$-	$-	$6,304

Net income (loss) from discontinued operations	$-	$(51)	$5,399

Basic and Diluted net earnings per share from discontinued operations	$-	$(0.00)	$0.33

The assets and liabilities of the Video Activity for the years ended December 31, 2011 and 2012, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	December 31,
	2012	2011
Assets:

Other accounts receivable	$980	$980

Total assets	$980	$980

Liabilities:

Other accounts payable and accrued expenses	$2,563	$2,990

Total liabilities	$2,563	$2,990